Summary of Significant Accounting Policies, Concentrations of Credit Risk (Details)	Jan. 31, 2023 USD ($)
Deposits In Interest Bearing Accounts [Member]
Accounting Policies [Line Items]
Cash, FDIC Insured Amount	$ 250,000
Deposits In Cash Sweep Accounts [Member]
Accounting Policies [Line Items]
Cash, FDIC Insured Amount	$ 150,000,000